Other Accounts Payables (Details) - Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Statement Of Financial Position And Profit Or Loss And Other Comprehensive Income Abstract
Current Assets	$ 104	$ 3
Current liability	177	201
Royalties paid during the year
Expense (income) carried to Research and Development cost	$ 61	$ 29